Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Convertible notes payable, noncurrent		$ 1,452,562
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	0
Preferred stock, shares designated	500,000	0
Preferred stock, shares issued	494,840	0
Preferred stock, shares outstanding	494,840	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	70,000,000	10,000,000
Common stock, shares issued	5,273,611	381,484
Common stock, shares outstanding	5,273,611	381,484
2022 and 2023 Convertible Notes [Member]
Short-Term Debt [Line Items]
Warrant liabilities		$ 794,868
2022 and 2023 Convertible Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible notes payable, fair Value	0	17,220,203
Warrant liability, fair value	0	340,918
Warrant liabilities		340,918
Whiskey Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable, noncurrent		1,452,562
Warrant liabilities		1,512,692
Whiskey Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible notes payable, noncurrent	0	390,607
Warrant liabilities	$ 0	$ 406,774